Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	$ 37.5	$ 49.1
Lease liability	40.5	24.9
Decommissioning liability	40.0	41.6
Other current liabilities	$ 118.0	$ 115.6